UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas, 12th Floor
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1900 K Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2013

Item 1. Schedule of Investments

Prime Master Fund
Schedule of investments – January 31, 2013 (unaudited)

	Face
Security description	amount ($)	Value ($)
US government and agency obligations—17.53%
Federal Farm Credit Bank
0.240%, due 02/01/13[1]	56,750,000	56,750,000
0.250%, due 04/02/13	86,000,000	86,000,000
Federal Home Loan Bank
0.150%, due 02/01/13[1]	100,000,000	99,986,871
0.170%, due 02/01/13[1]	450,000,000	449,986,301
0.310%, due 02/01/13[1]	157,000,000	157,000,000
0.310%, due 02/01/13[1]	50,000,000	50,000,000
Federal Home Loan Mortgage Corp. *
0.158%, due 02/06/13[1]	265,000,000	264,972,347
US Treasury Notes
0.625%, due 02/28/13	75,000,000	75,023,003
2.750%, due 02/28/13	75,000,000	75,142,546
1.375%, due 03/15/13	50,000,000	50,070,103
2.500%, due 03/31/13	80,000,000	80,296,925
1.375%, due 05/15/13	400,000,000	401,318,324
1.125%, due 06/15/13	600,000,000	602,043,084
0.375%, due 07/31/13	213,000,000	213,197,138
3.125%, due 08/31/13	228,900,000	232,755,258
0.500%, due 10/15/13	177,000,000	177,418,441
2.750%, due 10/31/13	250,000,000	254,783,567
2.000%, due 11/30/13	200,000,000	202,957,583
1.250%, due 02/15/14	250,000,000	252,762,493
Total US government and agency obligations (cost—$3,782,463,984)		3,782,463,984
Bank notes—0.95%
Banking-US—0.95%
Bank of America N.A.
0.210%, due 02/15/13 (cost — $206,000,000)	206,000,000	206,000,000
Time deposits—5.51%
Banking-non-US — 5.51%
Deutsche Bank Grand Cayman
0.160%, due 02/01/13	300,000,000	300,000,000
Svenska Handelsbanken AB
0.160%, due 02/01/13	890,000,000	890,000,000
Total time deposits (cost—$1,190,000,000)		1,190,000,000
Certificates of deposit—32.73%
Banking-non-US — 30.41%
Bank of Montreal
0.140%, due 02/06/13	300,000,000	300,000,000
Bank of Nova Scotia
0.255%, due 02/19/13[1]	232,000,000	232,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.240%, due 04/08/13	255,000,000	255,000,000
BNP Paribas SA
0.320%, due 03/04/13	250,000,000	250,000,000
Canadian Imperial Bank of Commerce
0.298%, due 02/11/13[1]	181,000,000	181,000,000

Prime Master Fund
Schedule of investments – January 31, 2013 (unaudited)

	Face
Security description	amount ($)	Value ($)
Certificates of deposit— (continued)
Banking-non-US— (concluded)
Credit Agricole Corporate & Investment Bank
0.250%, due 02/06/13	125,000,000	125,000,000
Credit Industriel et Commercial
0.450%, due 02/15/13	200,000,000	200,000,000
0.450%, due 03/04/13	125,000,000	125,000,000
DNB Bank ASA
0.400%, due 02/15/13	200,000,000	200,000,000
0.280%, due 07/08/13	200,000,000	200,000,000
Mizuho Corporate Bank Ltd.
0.260%, due 03/04/13	250,000,000	250,000,000
0.270%, due 04/03/13	100,000,000	100,000,000
0.260%, due 04/08/13	50,000,000	50,000,000
National Australia Bank Ltd.
0.255%, due 04/09/13	150,000,000	150,001,394
Natixis
0.230%, due 02/04/13	300,000,000	300,000,000
0.250%, due 03/04/13	250,000,000	250,000,000
Nordea Bank Finland
0.300%, due 06/17/13	194,000,000	194,000,000
Norinchukin Bank Ltd.
0.160%, due 02/01/13	200,000,000	200,000,000
0.170%, due 02/07/13	150,000,000	150,000,000
0.180%, due 02/12/13	200,000,000	200,000,000
Oversea Chinese Banking
0.250%, due 03/08/13	60,000,000	59,985,427
0.320%, due 05/28/13	40,000,000	39,958,821
0.320%, due 05/31/13	85,000,000	84,910,232
Rabobank Nederland NV
0.460%, due 03/25/13[1]	190,000,000	190,000,000
Royal Bank of Canada
0.363%, due 02/06/13[1]	56,000,000	56,000,000
0.360%, due 02/11/13[1]	64,000,000	64,000,000
0.352%, due 04/30/13[1]	30,000,000	30,000,000
Skandinaviska Enskilda Banken AB
0.250%, due 02/12/13	125,000,000	125,000,000
Societe Generale
0.220%, due 02/12/13	350,000,000	350,000,000
0.230%, due 03/04/13	150,000,000	150,000,000
Sumitomo Mitsui Banking Corp.
0.250%, due 03/05/13	275,000,000	275,000,000
0.250%, due 03/06/13	150,000,000	150,000,000
Swedbank AB
0.150%, due 02/05/13	500,000,000	500,000,000
Toronto-Dominion Bank
0.313%, due 02/04/13[1]	150,000,000	150,000,000
0.296%, due 02/15/13[1]	175,000,000	175,000,000
0.220%, due 03/20/13	250,000,000	250,000,000
		6,561,855,874
Banking-US — 2.32%
Branch Banking & Trust Co.
0.258%, due 02/04/13[1]	222,750,000	222,750,000

Prime Master Fund
Schedule of investments – January 31, 2013 (unaudited)

	Face
Security description	amount ($)	Value ($)
Certificates of deposit— (concluded)
Banking-US— (concluded)
Citibank N.A.
0.160%, due 02/05/13	178,900,000	178,900,000
0.170%, due 02/07/13	100,000,000	100,000,000
		501,650,000
Total certificates of deposit (cost—$7,063,505,874)		7,063,505,874
Commercial paper[2]—31.71%
Asset backed-auto & truck—0.46%
FCAR Owner Trust II
0.230%, due 04/03/13	100,000,000	99,961,028
Asset backed-banking US—0.70%
Atlantis One Funding Corp.
0.220%, due 03/06/13	150,000,000	149,969,750
Asset backed-miscellaneous — 12.11%
Atlantic Asset Securitization LLC
0.230%, due 02/07/13	35,425,000	35,423,642
0.240%, due 02/07/13	35,000,000	34,998,600
0.328%, due 02/11/13[1]	250,000,000	250,000,000
0.230%, due 02/12/13	50,000,000	49,996,486
0.324%, due 02/28/13[1,3]	250,000,000	250,000,000
Barton Capital LLC
0.336%, due 02/18/13[1]	250,000,000	249,980,758
0.340%, due 03/13/13	125,000,000	125,000,000
Cancara Asset Securitisation LLC
0.250%, due 02/12/13	230,000,000	229,982,431
0.250%, due 02/28/13	95,000,000	94,982,188
0.250%, due 03/05/13	31,000,000	30,993,111
0.250%, due 03/06/13	75,000,000	74,982,813
0.240%, due 04/09/13	100,000,000	99,955,333
Chariot Funding LLC
0.300%, due 02/06/13	85,000,000	84,996,458
0.320%, due 03/12/13	90,000,000	89,968,800
LMA Americas LLC
0.250%, due 02/06/13	65,000,000	64,997,743
0.280%, due 02/11/13	250,000,000	249,980,556
Market Street Funding LLC
0.210%, due 02/06/13	55,000,000	54,998,396
0.220%, due 02/21/13	92,060,000	92,048,748
Old Line Funding LLC
0.350%, due 02/19/13	100,000,000	99,982,500
Regency Markets No. 1 LLC
0.180%, due 02/01/13	100,000,000	100,000,000
Versailles Commercial Paper LLC
0.200%, due 02/01/13	120,000,000	120,000,000
0.250%, due 02/25/13	130,000,000	129,978,333
		2,613,246,896
Banking-non-US — 9.95%
ANZ National International Ltd.
0.331%, due 03/06/13[1]	112,000,000	112,000,000
0.300%, due 03/18/13	50,000,000	49,981,250
Banque et Caisse d'Epargne de l'Etat
0.310%, due 02/01/13	150,000,000	150,000,000

Prime Master Fund
Schedule of investments – January 31, 2013 (unaudited)

	Face
Security description	amount ($)	Value ($)
Commercial paper[2]— (concluded)
Banking-non-US— (concluded)
DnB NOR Bank ASA
0.300%, due 02/07/13	200,000,000	199,990,000
Erste Abwicklungsanstalt
0.260%, due 05/24/13	50,000,000	49,959,555
0.330%, due 06/26/13	25,000,000	24,966,771
Lloyds TSB Bank PLC
0.170%, due 03/06/13	350,000,000	349,945,458
Mitsubishi UFJ Trust & Banking Corp.
0.250%, due 02/14/13	172,000,000	171,984,472
0.230%, due 04/16/13	175,000,000	174,917,264
Mizuho Funding LLC
0.270%, due 04/02/13	200,000,000	199,910,000
Skandinaviska Enskilda Banken AB
0.250%, due 03/21/13	100,000,000	99,966,667
0.350%, due 06/10/13	158,500,000	158,301,215
Sumitomo Mitsui Banking Corp.
0.250%, due 03/14/13	175,000,000	174,950,174
Westpac Banking Corp.
0.298%, due 02/08/13[1,3]	130,000,000	130,000,000
Westpac Securities NZ Ltd.
0.385%, due 04/02/13[1,3]	100,000,000	100,000,000
		2,146,872,826
Banking-US — 5.25%
ABN Amro Funding USA LLC
0.300%, due 03/08/13	132,000,000	131,961,500
0.280%, due 04/12/13	127,500,000	127,430,583
Bedford Row Funding Corp.
0.420%, due 12/16/13	105,000,000	104,610,450
BNP Paribas Finance, Inc.
0.350%, due 02/04/13	233,000,000	232,993,204
Deutsche Bank Financial LLC
0.500%, due 03/20/13	289,000,000	288,811,347
0.440%, due 06/10/13	96,500,000	96,347,852
Northern Pines Funding LLC
0.500%, due 07/01/13	150,000,000	149,687,500
		1,131,842,436
Finance-captive automotive — 1.85%
Toyota Motor Credit Corp.
0.250%, due 03/14/13	100,000,000	99,971,528
0.280%, due 03/19/13	150,000,000	149,946,333
0.280%, due 03/20/13	150,000,000	149,945,167
		399,863,028
Finance-non-captive diversified—1.39%
General Electric Capital Corp.
0.220%, due 06/07/13	300,000,000	299,769,000
Total commercial paper (cost—$6,841,524,964)		6,841,524,964
Short-term corporate obligations—1.40%
Banking-non-US—0.82%
National Australia Bank Ltd.
1.070%, due 03/11/13[1,3]	175,000,000	176,080,668

Prime Master Fund
Schedule of investments – January 31, 2013 (unaudited)

	Face
Security description	amount ($)	Value ($)
Short-term corporate obligations— (concluded)
Banking-US—0.58%
Wells Fargo Bank N.A.
0.380%, due 03/22/13[1]	125,000,000	125,000,000
Total short-term corporate obligations (cost—$301,080,668)		301,080,668
Repurchase agreements—10.11%
Repurchase agreement dated 12/19/12 with Barclays
Capital, Inc., 0.560% due 03/19/13[4], collateralized
by various common stocks, convertible bonds and
preferred stocks; (value—$438,138,072);
proceeds: $400,560,000	400,000,000	400,000,000
Repurchase agreement dated 01/31/13 with Bank of
America Securities, 0.130% due 02/01/13,
collateralized by $135,125,000 Federal Home Loan
Bank obligations, 0.170% to 2.350% due 08/28/13
to 08/08/22, $115,743,000 Federal Home Loan
Mortgage Corp. Obligations, zero coupon to
5.630% due 10/30/13 to 03/12/27, $150,976,000
Federal National Mortgage Association
obligations, zero coupon to 6.080% due 10/15/14
to 10/23/36, $222,825,200 US Treasury Bonds,
6.000% due 02/15/26 and $11,861,900
US Treasury Notes, 0.250% due 09/30/14;
(value—$683,403,407); proceeds: $670,002,419	670,000,000	670,000,000
Repurchase agreement dated 01/31/13 with Bank of
America Securities, 0.160% due 02/01/13,
collateralized by $197,396,900 US Treasury Notes,
0.250% to 4.250% due 10/31/13 to 10/31/17;
(value—$214,200,090); proceeds: $210,000,933	210,000,000	210,000,000
Repurchase agreement dated 01/31/13 with BNP
Paribas Securities Corp. 0.140% due 02/01/13,
collateralized by $68,956,000 Federal Farm Credit
Bank, 0.500% to 3.020% due 05/01/15 to 09/20/27,
$37,815,000 Federal Home Loan Bank obligations,
0.250% to 1.000% due 02/20/15 to 03/11/16,
$98,969,000 Federal Home Loan Mortgage Corp.
obligations, zero coupon due 04/09/13 to 05/04/37
and $56,965,000 Federal National Mortgage
Association obligations, zero coupon to 1.375%
due 05/08/13 to 11/15/16; (value—$204,000,017);
proceeds: $200,000,778	200,000,000	200,000,000
Repurchase agreement dated 01/31/13 with Deutsche
Bank Securities, Inc., 0.150% due 02/01/13,
collateralized by $216,466,800 US Treasury
Bonds, 6.875% due 08/15/25; (value—
$331,500,005); proceeds: $325,001,354	325,000,000	325,000,000

Prime Master Fund
Schedule of investments – January 31, 2013 (unaudited)

	Face
Security description	amount ($)	Value ($)
Repurchase agreements— (concluded)
Repurchase agreement dated 01/31/13 with Deutsche
Bank Securities, Inc., 0.160% due 02/01/13,
collateralized by $169,279,000 Federal National
Mortgage Association obligations, 0.375% to
0.500% due 10/22/15 to 12/21/15, $260,680,000
Resolution Funding Corp. Principal Strip, zero
coupon due 01/15/18 to 10/15/29; (value—
$382,500,630); proceeds: $375,001,667	375,000,000	375,000,000
Repurchase agreement dated 01/31/13 with State
Street Bank and Trust Co., 0.010% due 02/01/13,
collateralized by $720,000 Federal Home Loan
Mortgage Corp. obligations, 2.100% due 10/17/22;
(value—$708,384); proceeds: $691,000	691,000	691,000
Total repurchase agreements (cost—$2,180,691,000)		2,180,691,000
Total investments
(cost — $21,565,266,490 which approximates cost for federal income tax purposes) — 99.94%		21,565,266,490
Other assets in excess of liabilities — 0.06%		13,177,169
Net assets — 100.00%		21,578,443,659

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted	Other
	prices in active	significant
	markets for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)
US government and agency obligations	—	3,782,463,984	—	3,782,463,984
Bank notes	—	206,000,000	—	206,000,000
Time deposits	—	1,190,000,000	—	1,190,000,000
Certificates of deposit	—	7,063,505,874	—	7,063,505,874
Commercial paper	—	6,841,524,964	—	6,841,524,964
Short-term corporate obligations	—	301,080,668	—	301,080,668
Repurchase agreements	—	2,180,691,000	—	2,180,691,000
Total	—	21,565,266,490	—	21,565,266,490

At January 31, 2013, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	51.4
Japan	12.8
Sweden	8.2
France	8.1
Canada	6.7
Australia	3.3
Norway	2.8
Germany	1.7
United Kingdom	1.6
Finland	0.9
Netherlands	0.9
Singapore	0.9
Luxembourg	0.7
Total	100.0

Weighted average maturity—50 days

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Variable or floating rate security. The interest rate shown is the current rate as of January 31, 2013 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[2]	Rates shown are the discount rates at date of purchase.

[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.04% of net assets as of January 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Illiquid security representing 1.85% of net assets as of January 31, 2013.

For more information regarding the Fund's other significant accounting policies, please refer to the Fund's semiannual report to shareholders dated October 31, 2012.

Treasury Master Fund
Schedule of investments – January 31, 2013 (unaudited)

	Face
Security description	amount ($)	Value ($)
US government obligations—41.10%
US Treasury Bills
0.040%, due 03/21/13[1]	360,000,000	359,980,800
0.128%, due 04/04/13[1]	200,000,000	199,955,222
0.104%, due 08/01/13[1]	500,000,000	499,736,042
US Treasury Notes
1.375%, due 02/15/13	970,000,000	970,446,889
0.625%, due 02/28/13	60,000,000	60,018,402
2.750%, due 02/28/13	550,000,000	551,050,602
1.375%, due 03/15/13	150,000,000	150,210,308
2.500%, due 03/31/13	300,000,000	301,101,436
1.750%, due 04/15/13	350,000,000	351,124,588
0.625%, due 04/30/13	505,000,000	505,549,323
1.375%, due 05/15/13	400,000,000	401,312,400
1.125%, due 06/15/13	717,500,000	719,948,986
0.375%, due 06/30/13	183,000,000	183,194,502
1.000%, due 07/15/13	118,000,000	118,459,214
0.375%, due 07/31/13	89,000,000	89,092,328
3.375%, due 07/31/13	219,000,000	222,458,086
0.750%, due 08/15/13	150,000,000	150,446,502
3.125%, due 08/31/13	284,000,000	288,855,939
2.750%, due 10/31/13	310,000,000	315,913,363
0.500%, due 11/15/13	125,000,000	125,286,804
0.250%, due 11/30/13	100,000,000	100,072,820
2.000%, due 11/30/13	500,000,000	507,499,726
1.250%, due 02/15/14	100,000,000	101,104,997
Total US government obligations (cost—$7,272,819,279)		7,272,819,279
Repurchase agreements—58.74%
Repurchase agreement dated 01/31/13 with Bank of
America Securities, 0.130% due 02/01/13,
collateralized by $141,029,500 US Treasury Bills,
zero coupon due 03/07/13 to 01/09/14,
$303,398,000 US Treasury Bonds, 3.000% to
6.750% due 08/15/26 to 05/15/42, $196,030,900
US Treasury Inflation Index Notes, 1.125% to
1.625% due 01/15/15 to 01/15/21, $2,402,002,100
US Treasury Notes, 0.250% to 4.750% due
08/15/13 to 08/15/21, $670,652,400 US Treasury
Bond Principal Strips, zero coupon due 11/15/21 to
11/15/41 and $11,671,770 US Treasury Bond
Strips, zero coupon due 02/15/23 to 11/15/24;
(value—$3,626,100,109); proceeds:
$3,555,012,838	3,555,000,000	3,555,000,000
Repurchase agreement dated 01/31/13 with Bank of
America Securities, 0.160% due 02/01/13,
collateralized by $119,556,000 US Treasury Note,
0.750% due 08/15/13; (value-—$120,360,049);
proceeds: $118,000,524	118,000,000	118,000,000
Repurchase agreement dated 01/25/13 with Barclays
Capital, Inc., 0.130% due 02/01/13, collateralized
by $868,335,400 US Treasury Bond Principal
Strips, zero coupon due 11/15/16 to 02/15/42,
$786,348,044 US Treasury Bond Strips, zero
coupon due 05/15/19 to 05/15/33 and
$235,018,400 US Treasury Notes, 0.500% to
3.375% due 08/15/14 to 08/15/21; (value—
$1,275,000,039); proceeds: $1,250,031,597	1,250,000,000	1,250,000,000

Treasury Master Fund
Schedule of investments – January 31, 2013 (unaudited)

	Face
Security description	amount ($)	Value ($)
Repurchase agreements— (continued)
Repurchase agreement dated 01/31/13 with Barclays
Capital, Inc., 0.130% due 02/01/13, collateralized
by $192,678,500 US Treasury Note, 0.250% due
06/30/14; (value—$192,780,059); proceeds:
$189,000,683	189,000,000	189,000,000
Repurchase agreement dated 01/29/13 with BNP
Paribas Securities Corp. 0.040% due 02/05/13,
collateralized by $221,595,074 US Treasury
Inflation Index Notes, 0.125% to 1.375% due
01/15/20 to 07/15/22; (value—$255,000,109);
proceeds: $250,001,944	250,000,000	250,000,000
Repurchase agreement dated 01/25/13 with BNP
Paribas Securities Corp. 0.110% due 02/01/13,
collateralized by $140,586,700 US Treasury
Inflation Index Bonds, 2.375% to 3.375% due
01/15/27 to 04/15/32; (value—$255,000,147);
proceeds: $250,005,347	250,000,000	250,000,000
Repurchase agreement dated 01/31/13 with BNP
Paribas Securities Corp. 0.130% due 02/01/13,
collateralized by $453,888,900 US Treasury Notes,
0.875% to 2.750% due 10/31/13 to 04/30/17;
(value—$459,000,062); proceeds: $450,001,625	450,000,000	450,000,000
Repurchase agreement dated 01/30/13 with Deutsche
Bank Securities, Inc., 0.080% due 02/06/13,
collateralized by $75,395,600 US Treasury Bills,
zero coupon due 04/04/13 to 06/27/13,
$99,240,400 US Treasury Bonds, 4.500% to
7.625% due 02/15/25 to 08/15/39, $61,126,900
US Treasury Inflation Index Notes, 1.250% to 2.000%
due 07/15/14 to 07/15/20, $542,575,300
US Treasury Notes, 0.125% to 3.125% due 02/28/13 to
11/15/20, $129,537,500 US Treasury Bond
Principal Strips, zero coupon due 08/15/25 to
02/15/42 and $173,224,634 US Treasury Bond
Strips, zero coupon due 11/15/19 to 08/15/34;
(value—$1,020,000,094); proceeds:
$1,000,015,556	1,000,000,000	1,000,000,000
Repurchase agreement dated 01/31/13 with Deutsche
Bank Securities, Inc., 0.150% due 02/01/13,
collateralized by $205,155,000 US Treasury Bill,
zero coupon due 02/21/13 and $1,022,005,400 US
Treasury Notes, 0.250% to 4.250% due 10/31/14 to
05/15/21; (value—$1,285,200,022); proceeds:
$1,260,005,250	1,260,000,000	1,260,000,000
Repurchase agreement dated 01/29/13 with Goldman
Sachs & Co., 0.030% due 02/05/13, collateralized
by $1,043,108,800 US Treasury Inflation Index
Notes, 0.125% to 2.625% due 04/15/14 to
07/15/19; (value—$1,275,000,065); proceeds:
$1,250,007,292	1,250,000,000	1,250,000,000

Treasury Master Fund
Schedule of investments – January 31, 2013 (unaudited)

	Face
Security description	amount ($)	Value ($)
Repurchase agreements— (concluded)
Repurchase agreement dated 01/31/13 with Goldman
Sachs & Co., 0.070% due 02/01/13, collateralized
by $644,621,600 US Treasury Inflation Index
Notes, 1.625% to 2.125% due 01/15/15 to
01/15/19; (value—$836,400,015); proceeds:
$820,001,594	820,000,000	820,000,000
Repurchase agreement dated 01/31/13 with State
Street Bank and Trust Co., 0.010% due 02/01/13,
collateralized by $960,000 US Treasury Note,
0.500% due 07/31/17; (value—$949,050);
proceeds: $929,000	929,000	929,000
Total repurchase agreements (cost—$10,392,929,000)		10,392,929,000
Total investments
(cost — $17,665,748,279 which approximates cost for federal income tax purposes) — 99.84%		17,665,748,279
Other assets in excess of liabilities — 0.16%		28,699,587
Net assets — 100.00%		17,694,447,866

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active markets	Other significant	Unobservable
	for identical investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)
US government obligations	—	7,272,819,279	—	7,272,819,279
Repurchase agreements	—	10,392,929,000	—	10,392,929,000
Total	—	17,665,748,279	—	17,665,748,279

At January 31, 2013, there were no transfers between Level 1 and Level 2.

Weighted average maturity—54 days

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2012.

Tax-Free Master Fund
Schedule of investments – January 31, 2013 (unaudited)

	Face
Security description	amount ($)	Value ($)
Municipal bonds and notes—82.18%
Alabama — 0.36%
Birmingham Special Care Facilities Financing Authority Revenues Refunding
(Methodist Home Aging),
0.100%, VRD	5,230,000	5,230,000
Mobile County Industrial Development Authority Pollution Control Revenue Refunding
(ExxonMobil Project),
0.110%, VRD	1,525,000	1,525,000
		6,755,000
Alaska—0.38%
Alaska International Airports Revenue Refunding (System), Series A,
0.090%, VRD	7,000,000	7,000,000
Arizona — 0.45%
AK-Chin Indian Community Revenue,
0.100%, VRD	4,300,000	4,300,000
Pima County Industrial Development Authority Industrial Revenue
(Tucson Electric Power Co.- Irvington Project),
0.110%, VRD	300,000	300,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue
(Barclays Capital Municipal Trust Receipts, Series 9W),
0.130%, VRD [1,2]	3,750,000	3,750,000
		8,350,000
California — 2.44%
California Health Facilities Financing Authority Revenue (St. Joseph Health Systems), Series B,
0.100%, VRD	5,000,000	5,000,000
California State Kindegarten, Series A1,
0.100%, VRD	18,000,000	18,000,000
California State Kindergarten, Series B3,
0.090%, VRD	1,410,000	1,410,000
California State Revenue Anticipation Notes, Series A-2,
2.500%, due 06/20/13	16,000,000	16,125,682
San Diego County Certificates of Participation (San Diego Foundation),
0.090%, VRD	2,000,000	2,000,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series B,
0.080%, VRD	2,900,000	2,900,000
		45,435,682
Colorado — 1.80%
Aurora Water Improvement Revenue (JP Morgan PUTTERs, Series 2010) (AMBAC Insured),
0.110%, VRD [1,2]	11,965,000	11,965,000
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation
Board Program), Series C-6,
0.120%, VRD	2,020,000	2,020,000
Denver City & County Certificates of Participation Refunding,
Series A1,
0.120%, VRD	3,160,000	3,160,000
Series A2,
0.120%, VRD	14,670,000	14,670,000
Series A3,
0.120%, VRD	1,700,000	1,700,000
		33,515,000

Tax-Free Master Fund
Schedule of investments – January 31, 2013 (unaudited)

	Face
Security description	amount ($)	Value ($)
Municipal bonds and notes— (continued)
Connecticut—0.57%
Connecticut State (JP Morgan PUTTERs, Series 1170) (FGIC Insured),
0.110%, VRD [1,2]	10,675,000	10,675,000
District of Columbia — 0.89%
District of Columbia Revenue (German Marshall Fund of the United States),
0.100%, VRD	4,000,000	4,000,000
District of Columbia Tax & Revenue Anticipation Notes,
2.000%, due 09/30/13	10,000,000	10,117,893
Metropolitan Washington, Airport Authority Airport System Revenue, Subseries D-2,
0.120%, VRD	2,500,000	2,500,000
		16,617,893
Florida — 3.96%
Gainesville Utilities System Revenue, Series A,
0.100%, VRD	2,480,000	2,480,000
Hillsborough County School Board Certificates of Participation (Master Lease Program), Series C
(NATL-RE Insured),
0.110%, VRD	32,915,000	32,915,000
JEA Water & Sewer System Revenue, Subseries A-1,
0.110%, VRD	19,200,000	19,200,000
Orlando & Orange County Expressway Authority Revenue Refunding, Series C-4
(AGM Insured),
0.080%, VRD	6,000,000	6,000,000
Pinellas County Health Facilities Authority Revenue (Baycare Health), Series A1,
0.140%, VRD	13,000,000	13,000,000
		73,595,000
Georgia — 0.94%
Forsyth County Water & Sewer Authority Revenue (JP Morgan PUTTERs, Series 2253)
(AGM Insured),
0.140%, VRD [1,2]	4,750,000	4,750,000
Private Colleges & Universities Authority Revenue (Emory University), Series B-1,
0.070%, VRD	1,300,000	1,300,000
Private Colleges & Universities Authority Revenue Refunding (Mercer University), Series C,
0.100%, VRD	8,295,000	8,295,000
Thomasville Hospital Authority Revenue Anticipation Certificates (John Archbold), Series B,
0.100%, VRD	3,150,000	3,150,000
		17,495,000
Idaho—0.43%
Idaho Tax Anticipation Notes,
2.000%, due 06/28/13	8,000,000	8,057,855
Illinois — 10.26%
Chicago Board of Education Refunding (Dedicated Revenues),
Series A-1,
0.080%, VRD	15,600,000	15,600,000
Series A-2,
0.090%, VRD	5,900,000	5,900,000
Chicago Board of Education Refunding, Series B,
0.120%, VRD	5,000,000	5,000,000

Tax-Free Master Fund
Schedule of investments – January 31, 2013 (unaudited)

	Face
Security description	amount ($)	Value ($)
Municipal bonds and notes— (continued)
Illinois— (concluded)
Chicago (Neighborhoods Alive 21 ), Series B,
0.120%, VRD	13,000,000	13,000,000
City of Chicago,
Series B-2,
0.120%, VRD	2,435,000	2,435,000
Series D-1,
0.120%, VRD	21,540,000	21,540,000
Series D-2,
0.120%, VRD	15,300,000	15,300,000
Chicago Sales Tax Revenue Refunding,
0.150%, VRD	29,955,000	29,955,000
Chicago Water Revenue (Second Lien),
Subseries 2000-1,
0.140%, VRD	21,100,000	21,100,000
Subseries 2000-2,
0.140%, VRD	6,850,000	6,850,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra),
0.100%, VRD	2,100,000	2,100,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project),
0.090%, VRD	8,100,000	8,100,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A,
0.110%, VRD	30,000,000	30,000,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B,
0.100%, VRD	9,700,000	9,700,000
Quad Cities Regional Economic Development Authority Revenue (Two Rivers YMCA Project),
0.130%, VRD	4,260,000	4,260,000
		190,840,000
Indiana — 3.89%
Indiana Development Finance Authority Revenue (Educational Facilities-Culver Educational),
0.100%, VRD	5,000,000	5,000,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy Industrial Project),
Series A-5,
0.090%, VRD	11,950,000	11,950,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project),
Series A-4,
0.100%, VRD	29,900,000	29,900,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A,
0.100%, VRD	4,440,000	4,440,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1,
0.080%, VRD	2,150,000	2,150,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured),
0.100%, VRD	10,600,000	10,600,000
Marshall County Economic Development Revenue (Culver Educational Foundation Project),
0.100%, VRD	8,400,000	8,400,000
		72,440,000
Iowa—0.14%
Iowa Finance Authority Private College Revenue Facilities (Morningside College Project),
0.130%, VRD	2,595,000	2,595,000

Tax-Free Master Fund
Schedule of investments – January 31, 2013 (unaudited)

	Face
Security description	amount ($)	Value ($)
Municipal bonds and notes— (continued)
Kansas—0.58%
Kansas State Department of Transportation Highway Revenue Refunding, Series B-2,
0.080%, VRD	10,700,000	10,700,000
Kentucky — 3.48%
Breckinridge County Lease Program Revenue (Kentucky Association Leasing Trust), Series A,
0.120%, VRD	8,305,000	8,305,000
Christian County Association of County's Leasing Trust Lease Program,
Series A,
0.120%, VRD	2,985,000	2,985,000
Series B,
0.120%, VRD	20,495,000	20,495,000
Shelby County Lease Revenue, Series A,
0.120%, VRD	22,895,000	22,895,000
Trimble County Association of Counties Leasing Trust Lease Program Revenue, Series A,
0.120%, VRD	6,250,000	6,250,000
Williamstown League of Cities Funding Trust Lease Revenue, Series A,
0.100%, VRD	3,805,000	3,805,000
		64,735,000
Maryland — 1.03%
Washington Suburban Sanitation District Bond Anticipation Notes,
Series A,
0.130%, VRD	11,515,000	11,515,000
Series A-7,
0.130%, VRD	2,950,000	2,950,000
Series A-9,
0.140%, VRD	4,650,000	4,650,000
		19,115,000
Massachusetts — 3.40%
Massachusetts Development Finance Agency Revenue (Boston University), Series U-6E,
0.070%, VRD	2,800,000	2,800,000
Massachusetts Development Finance Agency
Revenue Refunding (Higher Education-Smith College),
0.080%, VRD	3,321,000	3,321,000
Massachusetts Health & Educational Facilities Authority Revenue (Citigroup ROCS RR-II-R-
11585),
0.100%, VRD [1,2]	10,000,000	10,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C,
0.110%, VRD	2,795,000	2,795,000
Massachusetts Health & Educational Facilities Authority Revenue (Pooled Loan Program),
Series N,
0.110%, VRD	3,865,000	3,865,000
Massachusetts Revenue Anticipation Notes, Series A,
2.000%, due 04/25/13	16,000,000	16,066,725
Massachusetts State Department of Transportation Metropolitan Highway System Revenue
(Senior), Series A-1,
0.150%, VRD	24,500,000	24,500,000
		63,347,725

Tax-Free Master Fund
Schedule of investments – January 31, 2013 (unaudited)

	Face
Security description	amount ($)	Value ($)
Municipal bonds and notes— (continued)
Michigan — 3.29%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center
Project),
0.120%, VRD	3,900,000	3,900,000
Michigan Finance Authority Revenue Aid Notes, Series B-1,
2.000%, due 08/20/13	8,275,000	8,347,231
Michigan Finance Authority Revenue (Unemployment Obligation Assessment), Series C,
0.100%, VRD	7,000,000	7,000,000
University of Michigan Revenue (Hospital),
Series A,
0.090%, VRD	1,700,000	1,700,000
Series B,
0.500%, VRD	7,185,000	7,185,000
University of Michigan, Series D-1,
0.050%, VRD	25,005,000	25,005,000
University of Michigan Revenue (Hospital), Series A,
0.120%, VRD	8,135,000	8,135,000
		61,272,231
Minnesota — 0.60%
Minnesota State Trunk Highway, Series B,
5.000%, due 08/01/13	5,850,000	5,988,346
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B,
0.110%, VRD	5,200,000	5,200,000
		11,188,346
Mississippi — 1.67%
Mississippi Business Finance Commission Gulf
Opportunity Zone (Chevron USA, Inc. Project),
Series D,
0.100%, VRD	14,000,000	14,000,000
Series E,
0.110%, VRD	7,300,000	7,300,000
Series G,
0.100%, VRD	4,000,000	4,000,000
Series I,
0.100%, VRD	1,000,000	1,000,000
Series K,
0.100%, VRD	3,000,000	3,000,000
Series L,
0.120%, VRD	1,800,000	1,800,000
		31,100,000
Missouri — 1.72%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue
(Ascension Healthcare), Series C-5,
0.100%, VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue
(De Smet Jesuit High School),
0.130%, VRD	3,985,000	3,985,000

Tax-Free Master Fund
Schedule of investments – January 31, 2013 (unaudited)

	Face
Security description	amount ($)	Value ($)
Municipal bonds and notes— (continued)
Missouri— (concluded)
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue
(Washington University), Series B,
0.110%, VRD	1,000,000	1,000,000
Series C,
0.080%, VRD	6,800,000	6,800,000
0.100%, VRD	12,800,000	12,800,000
Series D,
0.100%, VRD	4,200,000	4,200,000
		31,985,000
Nebraska—0.51%
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical
Center), Series B-1,
0.130%, VRD	9,430,000	9,430,000
Nevada—1.19%
City of Las Vegas, Series C,
0.130%, VRD	22,100,000	22,100,000
New Hampshire — 0.15%
New Hampshire Health & Educational Facilities
Authority Revenue (Dartmouth College),
Series A,
0.100%, VRD	2,600,000	2,600,000
Series B,
0.130%, VRD	100,000	100,000
		2,700,000
New Jersey—0.21%
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson
University),
0.090%, VRD	3,895,000	3,895,000
New York — 5.92%
Long Island Power Authority,
Series C,
0.090%, VRD	4,700,000	4,700,000
Series D
0.090%, VRD	5,000,000	5,000,000
Metropolitan Transportation Authority Revenue, Subseries E-3,
0.090%, VRD	4,000,000	4,000,000
New York City Housing Development Corp. Revenue (Royal Properties), Series A (FNMA
Insured),
0.090%, VRD	6,000,000	6,000,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second
General Fiscal 2008), Series BB-1,
0.090%, VRD	15,000,000	15,000,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second
Generation Fiscal 2008), Series BB-5,
0.090%, VRD	1,000,000	1,000,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue,
Subseries F1A,
0.090%, VRD	6,500,000	6,500,000
New York City, Subseries L-6,
0.080%, VRD	32,940,000	32,940,000
New York City Transitional Finance Authority Revenue (New York City Recovery), Series 3,
Subseries 3-B,
0.080%, VRD	16,600,000	16,600,000

Tax-Free Master Fund
Schedule of investments – January 31, 2013 (unaudited)

	Face
Security description	amount ($)	Value ($)
Municipal bonds and notes— (continued)
New York— (concluded)
New York City Trust for Cultural Resources Revenue Refunding (American Museum of Natural
History), Series A2,
0.110%, VRD	3,600,000	3,600,000
New York State Housing Finance Agency Revenue (316 11th Avenue Housing), Series A
(FNMA Insured),
0.100%, VRD	4,700,000	4,700,000
Triborough Bridge & Tunnel Authority Revenues (General),
Series B
0.080%, VRD	2,030,000	2,030,000
Series B-2C,
0.100%, VRD	8,030,000	8,030,000
		110,100,000
North Carolina — 6.87%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas
Healthcare), Series H,
0.090%, VRD	10,000,000	10,000,000
Charlotte Water & Sewer System Revenue Refunding,
Series B,
0.090%, VRD	12,760,000	12,760,000
Series C,
0.090%, VRD	30,000,000	30,000,000
Guilford County, Series B,
0.080%, VRD	1,855,000	1,855,000
Mecklenburg County, Series B,
0.100%, VRD	33,730,000	33,730,000
New Hanover County (School),
0.100%, VRD	2,485,000	2,485,000
North Carolina (Public Improvement), Series D,
0.080%, VRD	6,000,000	6,000,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue (Campbell
University),
0.100%, VRD	5,425,000	5,425,000
University of North Carolina Chapel Hill Revenue, Series B,
0.120%, VRD	25,545,000	25,545,000
		127,800,000
Ohio — 0.38%
Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456),
0.110%, VRD [1,2]	2,800,000	2,800,000
Ohio (Common Schools), Series B,
0.090%, VRD	1,500,000	1,500,000
Ohio Higher Educational Facilities Commission Revenue (JP Morgan PUTTERs, Series
3244Z),
0.110%, VRD [1,2]	2,845,000	2,845,000
		7,145,000
Oregon — 1.19%
Oregon State, General Obligation, Ltd. Notes, Series A,
2.000%, due 06/28/13	21,500,000	21,655,898
Salem Hospital Facility Authority Revenue (Salem Hospital Project), Series B,
0.100%, VRD	400,000	400,000
		22,055,898

Tax-Free Master Fund
Schedule of investments – January 31, 2013 (unaudited)

	Face
Security description	amount ($)	Value ($)
Municipal bonds and notes— (continued)
Pennsylvania — 4.73%
Allegheny County Higher Education Building Authority University Revenue Refunding
(Carnegie Mellon University),
0.100%, VRD	5,900,000	5,900,000
Allegheny County Industrial Development Authority Health Care Facility (Longwood
Oakmount, Inc.),
0.100%, VRD	25,900,000	25,900,000
Pennsylvania Economic Development Financing Authority Unemployment Compensation
Revenue, Series C,
0.110%, VRD	5,000,000	5,000,000
Pennsylvania Higher Educational Facilities Authority College & University Revenues (St.
Joseph's University), Series A,
0.100%, VRD	2,000,000	2,000,000
Pennsylvania State University Refunding, Series B (Mandatory Put 06/01/13 @100),
0.220%, due 06/01/13	5,235,000	5,235,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3,
0.100%, VRD	5,325,000	5,325,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2,
0.090%, VRD	11,400,000	11,400,000
Saint Mary Hospital Authority Health System Revenue (Catholic East), Series B,
0.090%, VRD	10,000,000	10,000,000
University of Pittsburgh of the Commonwealth Systems of Higher Education,
2.000%, due 07/02/13	6,000,000	6,044,359
Washington County Authority Refunding (University of Pennsylvania),
0.090%, VRD	3,475,000	3,475,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project) Series A,
0.110%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project),
Series B,
0.110%, VRD	5,265,000	5,265,000
		88,084,359
South Carolina — 0.86%
Piedmont Municipal Power Agency Electric Revenue Refunding, Series C,
0.080%, VRD	10,950,000	10,950,000
South Carolina Jobs Economic Development Authority Hospital Revenue Refunding (Anmed
Health Project), Series C,
0.090%, VRD	1,995,000	1,995,000
South Carolina Jobs Economic Development Authority Hospital Revenue Refunding (Regional
Medical Center of Orangeburg),
0.090%, VRD	3,150,000	3,150,000
		16,095,000
Tennessee—0.25%
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1,
0.100%, VRD	4,635,000	4,635,000

Tax-Free Master Fund
Schedule of investments – January 31, 2013 (unaudited)

	Face
Security description	amount ($)	Value ($)
Municipal bonds and notes— (continued)
Texas — 6.80%
Alamo Community College District (Citigroup ROCS Series RR-II-R-883WF) (FGIC Insured),
0.090%, VRD [1,2]	7,750,000	7,750,000
City of Houston Tax & Revenue Anticipation Notes,
2.000%, due 06/28/13	15,000,000	15,108,483
Harris County Tax Anticipation Notes,
1.000%, due 02/28/13	7,000,000	7,004,233
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project),
Series A,
0.120%, VRD	10,300,000	10,300,000
Lower Neches Valley Authority Industrial
Development Corporation (ExxonMobil Project),
0.080%, VRD	1,600,000	1,600,000
Series A-3,
0.110%, VRD	1,020,000	1,020,000
Series A,
0.110%, VRD	4,600,000	4,600,000
Tarrant County Cultural Education Facilities Finance
Corp. Revenue (Texas Health Resources),
Series A,
0.090%, VRD	4,200,000	4,200,000
Series B,
0.090%, VRD	14,600,000	14,600,000
Texas (JP Morgan PUTTERs, Series 3238),
0.110%, VRD [1,2]	2,165,000	2,165,000
Texas State (Bank of America Austin Certificates, Series 2008-1053),
0.100%, VRD [1,2]	6,670,000	6,670,000
Texas State Mobility, Series B,
0.100%, VRD	7,165,000	7,165,000
Texas State Transportation Commission Revenue (JP Morgan PUTTERs, Series 2563),
0.110%, VRD [1,2]	3,330,000	3,330,000
Texas Tax & Revenue Anticipation Notes, Series A
2.500%, due 08/30/13	30,000,000	30,392,498
University of Texas (Financing Systems), Series B,
0.080%, VRD	10,700,000	10,700,000
		126,605,214
Utah — 2.21%
Murray City Utah, Hospital Revenue (IHC Health Services, Inc.), Series D,
0.100%, VRD	34,400,000	34,400,000
Utah Transit Authority Sales Tax Revenue,
Subseries A,
0.110%, VRD	2,535,000	2,535,000
Subseries B,
0.120%, VRD	4,215,000	4,215,000
		41,150,000
Vermont—0.41%
Winooski Special Obligation Refunding, Series A,
0.090%, VRD	7,585,000	7,585,000

Tax-Free Master Fund
Schedule of investments – January 31, 2013 (unaudited)

	Face
Security description	amount ($)	Value ($)
Municipal bonds and notes— (concluded)
Virginia — 1.53%
Albermarle County Economic Development Authority Hospital Revenue (Martha Jefferson
Hospital), Series A,
0.090%, VRD	10,150,000	10,150,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series D,
0.080%, VRD	5,400,000	5,400,000
Virginia Small Business Financing Authority Hospital Revenue (Carilion Clinic Obligation),
Series B,
0.100%, VRD	12,875,000	12,875,000
		28,425,000
Washington — 5.24%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan
PUTTERs, Series 2643Z),
0.110%, VRD [1,2]	4,995,000	4,995,000
King County Sewer Revenue (Junior Lien), Series A,
0.100%, VRD	10,575,000	10,575,000
Seattle Water System Revenue (Morgan Stanley Floater Certificates, Series 2170) (AGM
Insured),
0.100%, VRD [1,2]	5,085,000	5,085,000
Washington (JP Morgan PUTTERs, Series 2650Z) (AGM Insured),
0.120%, VRD [1,2]	3,995,000	3,995,000
Washington Health Care Facilities Authority (Multicare Health Systems), Series D,
0.110%, VRD	65,265,000	65,265,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (New
Haven Apartments) (FNMA Insured),
0.090%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding
(Washington Terrace),
0.100%, VRD	3,750,000	3,750,000
		97,565,000
Wisconsin—0.54%
Wisconsin Center District Tax Revenue, Series A,
0.100%, VRD	10,000,000	10,000,000
Wyoming — 0.91%
Sweetwater County Pollution Control Revenue Refunding (PacifiCorp Project), Series A,
0.100%, VRD	16,100,000	16,100,000
Uinta County Pollution Control Revenue Refunding (Chevron USA, Inc. Project),
0.100%, VRD	800,000	800,000
		16,900,000
Total municipal bonds and notes (cost—$1,529,085,203)		1,529,085,203
Tax-exempt commercial paper—17.71%
California — 0.56%
California State Health Facilities Financing (Stanford Hospital),
Series B-2, Subseries 1,
0.150%, due 07/16/13	6,000,000	6,000,000
Series B-2, Subseries 2,
0.170%, due 06/05/13	4,500,000	4,500,000
		10,500,000

Tax-Free Master Fund
Schedule of investments – January 31, 2013 (unaudited)

	Face
Security description	amount ($)	Value ($)
Tax-exempt commercial paper— (continued)
Connecticut—1.13%
Yale University,
0.110%, due 03/01/13	21,100,000	21,100,000
Illinois—1.03%
Illinois Educational Facilities Authority Revenue,
0.170%, due 02/06/13	19,168,000	19,168,000
Kentucky—1.08%
Pendleton County Multi-County Lease Revenue (Associated Counties Leasing Program),
0.420%, due 02/08/13	20,000,000	20,000,000
Maryland — 2.82%
Johns Hopkins University,
0.120%, due 02/05/13	10,000,000	10,000,000
0.190%, due 02/06/13	8,929,000	8,929,000
0.140%, due 02/19/13	9,000,000	9,000,000
0.190%, due 02/19/13	4,500,000	4,500,000
Montgomery County,
0.100%, due 02/04/13	20,000,000	20,000,000
		52,429,000
Minnesota — 2.20%
Mayo Clinic,
0.150%, due 02/12/13	10,000,000	10,000,000
0.130%, due 03/19/13	20,000,000	20,000,000
University of Minnesota Regents,
0.200%, due 02/01/13	11,000,000	11,000,000
		41,000,000
Missouri — 1.56%
University of Missouri,
0.120%, due 02/01/13	15,000,000	15,000,000
0.230%, due 02/05/13	11,000,000	11,000,000
0.180%, due 02/14/13	3,105,000	3,105,000
		29,105,000
Tennessee—0.43%
Vanderbilt University,
0.200%, due 02/05/13	8,000,000	8,000,000
Texas — 2.74%
University of Texas,
0.150%, due 02/01/13	12,896,000	12,896,000
0.190%, due 02/04/13	18,000,000	18,000,000
0.090%, due 02/07/13	10,000,000	10,000,000
0.190%, due 02/07/13	10,000,000	10,000,000
		50,896,000

Tax-Free Master Fund
Schedule of investments – January 31, 2013 (unaudited)

	Face
Security description	amount ($)	Value ($)
Tax-exempt commercial paper— (concluded)
Virginia— 3.62%
University of Virginia,
0.090%, due 02/06/13	10,000,000	10,000,000
0.180%, due 02/06/13	8,000,000	8,000,000
0.180%, due 02/11/13	12,000,000	12,000,000
0.110%, due 03/06/13	7,000,000	7,000,000
0.210%, due 03/19/13	7,735,000	7,735,000
0.150%, due 04/03/13	6,000,000	6,000,000
0.140%, due 05/02/13	16,629,000	16,629,000
		67,364,000
Washington—0.54%
University of Washington,
0.160%, due 02/05/13	10,000,000	10,000,000
Total tax-exempt commercial paper (cost—$329,562,000)		329,562,000
Total investments
(cost — $1,858,647,203 which approximates cost for federal income tax purposes) — 99.89%		1,858,647,203
Other assets in excess of liabilities — 0.11%		1,983,887
Net assets — 100.00%		1,860,631,090

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for identical	Other significant	Unobservable
	investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)
Municipal bonds and notes	—	1,529,085,203	—	1,529,085,203
Tax-exempt commercial paper	—	329,562,000	—	329,562,000
Total	—	1,858,647,203	—	1,858,647,203

At January 31, 2013 there were no transfers between Level 1 and Level 2.

Weighted average maturity—19 days

Portfolio footnotes

[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 4.34% of net assets as of January 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
NATL-RE	National Reinsurance
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of January 31, 2013 and reset periodically.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2012.

Master Trust

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by each Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) require disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Fund’s Schedule of investments.

In January 2013 Accounting Standards Update 2013-01 (“ASU 2013-01”), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund’s financial statements.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 1, 2013

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	April 1, 2013